Digital Assets	12 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Digital Assets
NOTE 3. DIGITAL ASSETS
The Company’s digital assets are comprised primarily of HYPE tokens. The following tables present a reconciliation of the Company’s assets related to its digital assets from both a dollar value and tokens perspective:

	(In thousands)
	HYPE	USDC*	Total
Balance, June 13, 2025 (Inception)	$—	$—	$—
Purchases	—	—	—

Balance, June 30, 2025	$—	$—	$—

Contributions of HYPE digital assets from Rorschach Contributions	580,466	—	580,466
Purchases	773,416	307,293	1,080,709
Unrealized gains	709,875	—	709,875
Unrealized loss on HYPE contribution commitment	(169,156)	—	(169,156)
Receipt of HYPE digital assets from staking and validator activities	9,450	—	9,450
Sales	—	(295,269)	(295,269)
Other receipts of HYPE digital assets	1	—	1

Balance, June 30, 2026	$1,904,052	$12,024	$1,916,076

	(HYPE tokens)	(USDC tokens*)
Balance, June 13, 2025 (Inception)	—	—
Purchases	—	—

Balance, June 30, 2025	—	—

Contributions of HYPE digital assets from Rorschach Contributions	12,517,592	—
Purchases	16,537,519	307,293,249
Receipt of HYPE digital assets from staking and validator activities	219,924	—
Sales	—	(295,268,982)
Other receipts of HYPE digital assets	50	—

Balance, June 30, 2026	29,275,085	12,024,267

*
The tables above include all balances presented within the Company’s HYPE digital assets and digital assets line items on the consolidated balance sheets, based on quoted prices on active exchanges. The table also includes a separate column reflecting transactions involving USDC, which is not presented as digital asset on the consolidated balance sheets. This column has been included to provide additional transparency. USDC is classified within prepaid expenses and other current assets.

HYPE Digital Assets
The following table sets forth the units held, cost basis, and fair value of HYPE digital assets held, as shown on the consolidated balance sheets as of June 30, 2026:

		(In thousands)
	Units	Cost Basis	Fair Value
HYPE digital assets	29,275,085	$1,363,333	$1,904,052
Cost basis is equal to the cost of the HYPE tokens, net of any transaction fees, if any, at the time of purchase or upon receipt. Fair value represents the quoted HYPE token prices within the Company’s principal market at the time of measurement (one second before midnight UTC), which was $65.04 for the year ended June 30, 2026. The receipts of HYPE from native staking represent the rewards earned from staking.